UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TCS Capital Management, LLC
Address: 888 Seventh Avenue
         Suite 1504
         New York, New York  10019

13F File Number:  28-10918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eamon Smith
Title:     Chief Financial Officer
Phone:     212.621.8771

Signature, Place, and Date of Signing:

     Eamon Smith     New York, New York     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $2,611,815 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201   123736  3176779 SH       SOLE                  3176779
AQUANTIVE INC                  COM              03839G105    56629  2029000 SH       SOLE                  2029000
BOYD GAMING CORP               COM              103304101    39879   837100 SH       SOLE                   837100
CNET NETWORKS INC              COM              12613R104    46241  5309000 SH       SOLE                  5309000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    84039  2761700 SH       SOLE                  2761700
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW         G20045202   258865  2926686 SH       SOLE                  2926686
CHARTER COMMUNICATIONS INC D   CL A             16117M107    44755 16041100 SH       SOLE                 16041100
CHINA UNICOM LTD               SPONSORED ADR    16945R104    23803  1682200 SH       SOLE                  1682200
CITADEL BROADCASTING CORP      COM              17285T106     5412   569042 SH       SOLE                   569042
CONVERA CORP                   CL A             211919105     1955   622544 SH       SOLE                   622544
DOBSON COMMUNICATIONS CORP     CL A             256069105   125771 14641513 SH       SOLE                 14641513
DREAMWORKS ANIMATION SKG INC   CL A             26153C103    69034  2257500 SH       SOLE                  2257500
EMMIS COMMUNICATIONS CORP      CL A             291525103    21373  2532300 SH       SOLE                  2532300
ENTRAVISION COMMUNICATIONS C   CL A             29382R107    39044  4180291 SH       SOLE                  4180291
EQUINIX INC                    COM NEW          29444U502   125006  1459844 SH       SOLE                  1459844
FIBERTOWER CORP                COM              31567R100    61154 11783025 SH       SOLE                 11783025
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   143496  1828906 SH       SOLE                  1828906
GLU MOBILE INC                 COM              379890106     6500   650000 SH       SOLE                   650000
GOOGLE INC                     CL A             38259P508   146107   318900 SH       SOLE                   318900
INFORMATION SERVICES GROUP I   UNIT 01/31/2011  45675Y203    24990  3104300 SH       SOLE                  3104300
INTERPUBLIC GROUP COS INC      COM              460690100    63054  5122200 SH       SOLE                  5122200
LEVEL 3 COMMUNICATIONS INC     COM              52729N100    54900  9000004 SH       SOLE                  9000004
LIBERTY GLOBAL INC             COM SER A        530555101    39826  1209400 SH       SOLE                  1209400
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    10421   437500 SH       SOLE                   437500
LIONS GATE ENTMNT CORP         COM NEW          535919203    13312  1165700 SH       SOLE                  1165700
MONSTER WORLDWIDE INC          COM              611742107    42860   904800 SH       SOLE                   904800
MOVE INC COM                   COM              62458M108    71977 12992201 SH       SOLE                 12992201
NATIONAL CINEMEDIA INC         COM              635309107    16688   625000 SH       SOLE                   625000
NETRATINGS INC                 COM              64116M108    72286  3475284 SH       SOLE                  3475284
NETFLIX COM INC                COM              64110L106    69062  2978100 SH       SOLE                  2978100
NEUSTAR INC                    CL A             64126X201    66888  2351900 SH       SOLE                  2351900
RESEARCH IN MOTION LTD         COM              760975102   142195  1041800 SH       SOLE                  1041800
RURAL CELLULAR CORP            CL A             781904107    14432  1206708 SH       SOLE                  1206708
SBA COMMUNICATIONS CORP        COM              78388J106    87710  2968200 SH       SOLE                  2968200
SAVVIS INC                     COM NEW          805423308    49192  1027400 SH       SOLE                  1027400
TIME WARNER CABLE INC          CL A             88732J108    26075   695899 SH       SOLE                   695899
TIME WARNER TELECOM INC        CL A             887319101    42473  2044900 SH       SOLE                  2044900
TRADER MEDIA EAST LTD          COM              89255G208    71173  7081912 SH       SOLE                  7081912
UNITED STATES CELLULAR CORP    COM              911684108   112841  1536300 SH       SOLE                  1536300
WYNN RESORTS LTD               COM              983134107    66706   703204 SH       SOLE                   703204
XO HOLDINGS INC                COM              98417K106    24564  4788330 SH       SOLE                  4788330
YOUNG BROADCASTING INC         CL A             987434107     5391  1341046 SH       SOLE                  1341046